Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of Basic and Diluted Earnings Per Share

	2024 pence	2023 pence	2022 pence
Basic earnings per share from continuing operations	63.2	121.6	110.8
Basic earnings per share from discontinued operations	–	–	260.6
Total basic earnings per share	63.2	121.6	371.4

Diluted earnings per share from continuing operations	62.2	119.9	109.2
Diluted earnings per share from discontinued operations	–	–	257.0
Total diluted earnings per share	62.2	119.9	366.2

Schedule of Numbers of Shares Earnings Per Share	The numbers of shares used in calculating basic and diluted earnings per share are reconciled below.

Weighted average number of shares in issue	2024 millions	2023 millions	2022 millions
Basic	4,077	4,052	4,026
Dilution for share options and awards	65	59	58
Diluted	4,142	4,111	4,084